Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following:

	June 30, 2024	December 31, 2023
(In $ millions)
Accrued goods and services received, not invoiced	18.2	19.7
Accrued payroll and bonus	10.6	12.3
Other accrued expenses (1)	40.9	45.0
Total	69.7	77.0
(1) Other accrued expenses include holding costs incurred with the shipyards, professional fees, management fees and other accrued expenses related to rig operations.